Label	Element	Value
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Precious Metals Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 28 and 30 of the Prospectus and "Additional Purchase and Redemption Information" on page 46 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2015
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in investments related to precious metals;

  any amount of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments;

  up to 40% of the Fund's total assets in emerging market equity securities; and

  up to 25% of the Fund's total assets, at the time of purchase, in debt securities linked to precious metals and common or preferred stocks of subsidiaries of the Fund that invest directly or indirectly in precious metals and minerals.

The Fund may invest in foreign securities, including ADRs and similar investments, which are typically denominated in non-U.S. currencies, and may also invest in U.S. securities. While we may invest in precious metals companies domiciled in any jurisdiction in the world, the Fund may concentrate its investments in a limited number of countries.

We invest principally in investments related to precious metals across all market capitalizations. These investments include equity securities of a wholly owned subsidiary of the Fund set up in the Cayman Islands that may invest directly in precious metals or minerals. We define precious metals companies as those that are engaged in, or which receive at least 50% of their revenues from the exploration, development, mining, processing, or dealing in gold or other precious metals and minerals, including, but not limited to, silver, platinum, and diamonds. We concentrate the Fund's investments in the precious metals sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

Primary emphasis is placed on precious metals related companies. The Fund's investment process takes a disciplined approach to risk management through top-down macroeconomic analysis and bottom-up stock selection. Among the macroeconomic influences considered include: geopolitical risks, the relative strength of the U.S. dollar, jewelry demand, inflation expectations, the seasonality of gold, investment demand and relative valuation levels for the precious metals universe. From a bottom-up perspective, management looks for high quality companies that are positioned to improve their relative value over time. We continually review the investments of the portfolio. Among the factors which may influence the reduction of a position are: the achievement of a valuation target, the deterioration in the underlying fundamentals of the business, or the identification of more attractive investment opportunity.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	at least 80% of the Fund's net assets in investments related to precious metals
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Geographic Emphasis Risk. A Fund that invests a significant portion of its assets in one country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund's investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions made by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. A single market, economic, or other occurrence affecting these issuers may have a greater negative effect on the Fund's return or net asset value than the return or net asset value of a "diversified" fund.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Subsidiary Risk. The value of the Fund's investment in its Cayman Islands subsidiary may be adversely impacted by the risks associated with the delivery, storage, maintenance and possible illiquidity of the precious metals or minerals in which the subsidiary invests, as well as by custody and transaction costs associated with the subsidiary's investments. In addition, changes in the laws or regulations of the United States or the Cayman Islands, under which the Fund and the subsidiary, respectively, are organized, could result in the inability of the Fund or the subsidiary to continue to operate as described in the prospectus and could negatively affect the Fund and its shareholders.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. A single market, economic, or other occurrence affecting these issuers may have a greater negative effect on the Fund's return or net asset value than the return or net asset value of a "diversified" fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Returns do not reflect sales charges and would be lower if they did)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2012  23.36%
Lowest Quarter: 2nd Quarter 2013 -34.65%
Year-to-date total return as of 6/30/2014 is 28.53%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2013 (Returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Precious Metals Fund) | FTSE Gold Mines Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(52.25%)
5 Years	rr_AverageAnnualReturnYear05	(9.97%)
10 Years	rr_AverageAnnualReturnYear10	(2.24%)
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Precious Metals Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
10 Years	rr_AverageAnnualReturnYear10	7.41%
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Precious Metals Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.10%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	681
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	931
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,200
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,967
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Annual Return 2004	rr_AnnualReturn2004	(5.81%)
Annual Return 2005	rr_AnnualReturn2005	35.59%
Annual Return 2006	rr_AnnualReturn2006	36.38%
Annual Return 2007	rr_AnnualReturn2007	23.68%
Annual Return 2008	rr_AnnualReturn2008	(21.92%)
Annual Return 2009	rr_AnnualReturn2009	46.70%
Annual Return 2010	rr_AnnualReturn2010	37.84%
Annual Return 2011	rr_AnnualReturn2011	(16.06%)
Annual Return 2012	rr_AnnualReturn2012	(7.74%)
Annual Return 2013	rr_AnnualReturn2013	(48.61%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2014 is 28.53%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	28.53%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.36%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 2nd Quarter 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.65%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 20, 1998
1 Year	rr_AverageAnnualReturnYear01	(51.57%)
5 Years	rr_AverageAnnualReturnYear05	(5.38%)
10 Years	rr_AverageAnnualReturnYear10	2.46%
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Precious Metals Fund) | Class A | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 20, 1998
1 Year	rr_AverageAnnualReturnYear01	(51.64%)
5 Years	rr_AverageAnnualReturnYear05	(6.12%)
10 Years	rr_AverageAnnualReturnYear10	1.79%
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Precious Metals Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 20, 1998
1 Year	rr_AverageAnnualReturnYear01	(29.13%)
5 Years	rr_AverageAnnualReturnYear05	(3.20%)
10 Years	rr_AverageAnnualReturnYear10	2.64%
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Precious Metals Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.85%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	688
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	909
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,256
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,011
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	609
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,056
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,011
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 30, 1978
1 Year	rr_AverageAnnualReturnYear01	(51.52%)
5 Years	rr_AverageAnnualReturnYear05	(5.29%)
10 Years	rr_AverageAnnualReturnYear10	2.55%
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Precious Metals Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.85%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	288
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	609
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,056
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,296
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	609
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,056
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,296
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 29, 1998
1 Year	rr_AverageAnnualReturnYear01	(49.99%)
5 Years	rr_AverageAnnualReturnYear05	(4.97%)
10 Years	rr_AverageAnnualReturnYear10	2.32%
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Specialized Technology Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 28 and 30 of the Prospectus and "Additional Purchase and Redemption Information" on page 46 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 132% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	132.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of technology companies;

  up to 50% of the Fund's total assets in equity securities of foreign issuers, including up to 15% of the Fund's total assets in equity securities of emerging markets issuers, directly or through ADRs and similar investments;

  up to 25% of the Fund's total assets in any one foreign country, although investments in Japan may exceed this limitation; and

  we may invest up to 15% of the Fund's total assets in equity securities of issuers with market capitalizations below $100 million at the time of purchase.

We invest principally in equity securities of global technology companies across all market capitalizations including common stocks and preferred stocks, warrants, convertible debt securities, ADRs (and similar investments), shares of other mutual funds, and shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets.

We define technology companies as those with revenues primarily generated by technology products and services, such as computer, software, communications equipment and services, semi-conductor, health care, biotechnology, defense and aerospace, energy equipment and services, nanotechnology, electric manufacturing services and others. We concentrate the Fund's investments in the technology sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

We evaluate the fundamental value and prospects for growth of individual companies and focus on technology companies that we expect will have higher than average rates of growth and strong potential for capital appreciation. We develop forecasts of economic growth, inflation, and interest rates that we use to identify regions and individual countries that are likely to offer the best investment opportunities. We may reduce or eliminate exposure to a stock when we identify a more attractive investment opportunity and/or when a company's fundamentals change.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	at least 80% of the Fund's net assets in equity securities of technology companies
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Convertible Securities Risk. A convertible security has characteristics of both equity and debt securities and, as a result, is exposed to risks that are typically associated with both types of securities. The market value of a convertible security tends to decline as interest rates increase but also tends to reflect changes in the market price of the common stock of the issuing company.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Geographic Emphasis Risk. A Fund that invests a significant portion of its assets in one country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund's investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions made by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. A single market, economic, or other occurrence affecting these issuers may have a greater negative effect on the Fund's return or net asset value than the return or net asset value of a "diversified" fund.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. A single market, economic, or other occurrence affecting these issuers may have a greater negative effect on the Fund's return or net asset value than the return or net asset value of a "diversified" fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Returns do not reflect sales charges and would be lower if they did)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009  21.82%
Lowest Quarter: 4th Quarter 2008 -23.69%
Year-to-date total return as of 6/30/2014 is 6.39%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2013 (Returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Specialized Technology Fund) | S&P North American Technology TR Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	34.57%
5 Years	rr_AverageAnnualReturnYear05	23.09%
10 Years	rr_AverageAnnualReturnYear10	7.92%
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Specialized Technology Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
10 Years	rr_AverageAnnualReturnYear10	7.41%
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Specialized Technology Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.51%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	720
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,025
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,273
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Annual Return 2004	rr_AnnualReturn2004	18.08%
Annual Return 2005	rr_AnnualReturn2005	8.15%
Annual Return 2006	rr_AnnualReturn2006	6.25%
Annual Return 2007	rr_AnnualReturn2007	28.55%
Annual Return 2008	rr_AnnualReturn2008	(44.95%)
Annual Return 2009	rr_AnnualReturn2009	58.44%
Annual Return 2010	rr_AnnualReturn2010	27.01%
Annual Return 2011	rr_AnnualReturn2011	(10.09%)
Annual Return 2012	rr_AnnualReturn2012	12.37%
Annual Return 2013	rr_AnnualReturn2013	42.92%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2014 is 6.39%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.39%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.82%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.69%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2000
1 Year	rr_AverageAnnualReturnYear01	34.71%
5 Years	rr_AverageAnnualReturnYear05	22.32%
10 Years	rr_AverageAnnualReturnYear10	10.15%
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Specialized Technology Fund) | Class A | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2000
1 Year	rr_AverageAnnualReturnYear01	33.17%
5 Years	rr_AverageAnnualReturnYear05	21.77%
10 Years	rr_AverageAnnualReturnYear10	9.90%
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Specialized Technology Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2000
1 Year	rr_AverageAnnualReturnYear01	20.84%
5 Years	rr_AverageAnnualReturnYear05	18.41%
10 Years	rr_AverageAnnualReturnYear10	8.42%
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Specialized Technology Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.26%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.26%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	729
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,006
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,410
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,318
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	229
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	706
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,210
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,318
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2000
1 Year	rr_AverageAnnualReturnYear01	37.03%
5 Years	rr_AverageAnnualReturnYear05	22.69%
10 Years	rr_AverageAnnualReturnYear10	10.22%
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Specialized Technology Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.26%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.26%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	329
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	706
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,210
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,595
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	229
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	706
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,210
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,595
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2000
1 Year	rr_AverageAnnualReturnYear01	40.95%
5 Years	rr_AverageAnnualReturnYear05	22.89%
10 Years	rr_AverageAnnualReturnYear10	9.94%
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Utility and Telecommunications Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 28 and 30 of the Prospectus and "Additional Purchase and Redemption Information" on page 46 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2015
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in common, preferred and convertible preferred stocks and investment grade bonds or convertible debentures of utility (water, gas, electric) and telecommunications companies;

  up to 35% of the Fund's total assets in convertible debentures of utility and telecommunications companies;

  up to 20% of this portion may be invested in convertible debentures rated below investment grade;

  up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments; and

  up to 20% of the Fund's total assets in emerging market equity securities.

We invest principally in securities of utility and telecommunications companies across all market capitalizations. We may also invest in equity securities of foreign issuers including ADRs and similar investments, which may be deemed either foreign or domestic issues. We concentrate the Fund's investments in the utility and telecommunications sectors, and because we retain flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified. For hedging purposes, the Fund may use derivative strategies such as buying or writing put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future.

We consider a number of factors when selecting utility and telecommunications company stocks such as a history of high dividends and profits; the size of the company's market and market share; competitive or technological advantages that may help the company in the future; potential merger activity; and the projected volatility of the company or industry. Our stock selection is based on a blended style of equity management that allows us to invest in both value- and growth-oriented equity securities. "Value" securities are securities which we believe are currently undervalued in the marketplace exhibiting, for example, low price to earnings and low price to cash flow multiples. "Growth" securities are securities of companies which we believe have potential earnings ranging from steady to accelerated growth. We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	at least 80% of the Fund's net assets in common, preferred and convertible preferred stocks and investment grade bonds or convertible debentures of utility (water, gas, electric) and telecommunications companies
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Convertible Securities Risk. A convertible security has characteristics of both equity and debt securities and, as a result, is exposed to risks that are typically associated with both types of securities. The market value of a convertible security tends to decline as interest rates increase but also tends to reflect changes in the market price of the common stock of the issuing company.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the adviser believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions made by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. A single market, economic, or other occurrence affecting these issuers may have a greater negative effect on the Fund's return or net asset value than the return or net asset value of a "diversified" fund.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. A single market, economic, or other occurrence affecting these issuers may have a greater negative effect on the Fund's return or net asset value than the return or net asset value of a "diversified" fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Returns do not reflect sales charges and would be lower if they did)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2004  12.85%
Lowest Quarter: 3rd Quarter 2008 -17.71%
Year-to-date total return as of 6/30/2014 is 13.96%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2013 (Returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Utility and Telecommunications Fund) | S&P Utilities Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.21%
5 Years	rr_AverageAnnualReturnYear05	10.17%
10 Years	rr_AverageAnnualReturnYear10	9.23%
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Utility and Telecommunications Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
10 Years	rr_AverageAnnualReturnYear10	7.41%
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Utility and Telecommunications Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.15%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	685
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	935
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,205
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,971
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Annual Return 2004	rr_AnnualReturn2004	29.21%
Annual Return 2005	rr_AnnualReturn2005	20.29%
Annual Return 2006	rr_AnnualReturn2006	28.75%
Annual Return 2007	rr_AnnualReturn2007	18.86%
Annual Return 2008	rr_AnnualReturn2008	(30.80%)
Annual Return 2009	rr_AnnualReturn2009	19.08%
Annual Return 2010	rr_AnnualReturn2010	3.05%
Annual Return 2011	rr_AnnualReturn2011	16.20%
Annual Return 2012	rr_AnnualReturn2012	8.93%
Annual Return 2013	rr_AnnualReturn2013	18.24%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2014 is 13.96%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.96%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2004
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.85%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2004
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.71%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 04, 1994
1 Year	rr_AverageAnnualReturnYear01	11.44%
5 Years	rr_AverageAnnualReturnYear05	11.60%
10 Years	rr_AverageAnnualReturnYear10	11.04%
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Utility and Telecommunications Fund) | Class A | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 04, 1994
1 Year	rr_AverageAnnualReturnYear01	10.82%
5 Years	rr_AverageAnnualReturnYear05	11.10%
10 Years	rr_AverageAnnualReturnYear10	10.06%
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Utility and Telecommunications Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 04, 1994
1 Year	rr_AverageAnnualReturnYear01	6.94%
5 Years	rr_AverageAnnualReturnYear05	9.31%
10 Years	rr_AverageAnnualReturnYear10	8.93%
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Utility and Telecommunications Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.90%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	693
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	914
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,260
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,015
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	614
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,060
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,015
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 04, 1994
1 Year	rr_AverageAnnualReturnYear01	12.34%
5 Years	rr_AverageAnnualReturnYear05	11.81%
10 Years	rr_AverageAnnualReturnYear10	11.13%
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Utility and Telecommunications Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.90%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	293
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	614
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,060
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,300
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	614
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,060
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,300
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Sep. 02, 1994
1 Year	rr_AverageAnnualReturnYear01	16.41%
5 Years	rr_AverageAnnualReturnYear05	12.09%
10 Years	rr_AverageAnnualReturnYear10	10.87%
(WFA Specialty Funds - Administrator Class) | (Wells Fargo Advantage Precious Metals Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in investments related to precious metals;

  any amount of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments;

  up to 40% of the Fund's total assets in emerging market equity securities; and

  up to 25% of the Fund's total assets, at the time of purchase, in debt securities linked to precious metals and common or preferred stocks of subsidiaries of the Fund that invest directly or indirectly in precious metals and minerals.

The Fund may invest in foreign securities, including ADRs and similar investments, which are typically denominated in non-U.S. currencies, and may also invest in U.S. securities. While we may invest in precious metals companies domiciled in any jurisdiction in the world, the Fund may concentrate its investments in a limited number of countries.

We invest principally in investments related to precious metals across all market capitalizations. These investments include equity securities of a wholly owned subsidiary of the Fund set up in the Cayman Islands that may invest directly in precious metals or minerals. We define precious metals companies as those that are engaged in, or which receive at least 50% of their revenues from the exploration, development, mining, processing, or dealing in gold or other precious metals and minerals, including, but not limited to, silver, platinum, and diamonds. We concentrate the Fund's investments in the precious metals sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

Primary emphasis is placed on precious metals related companies. The Fund's investment process takes a disciplined approach to risk management through top-down macroeconomic analysis and bottom-up stock selection. Among the macroeconomic influences considered include: geopolitical risks, the relative strength of the U.S. dollar, jewelry demand, inflation expectations, the seasonality of gold, investment demand and relative valuation levels for the precious metals universe. From a bottom-up perspective, management looks for high quality companies that are positioned to improve their relative value over time. We continually review the investments of the portfolio. Among the factors which may influence the reduction of a position are: the achievement of a valuation target, the deterioration in the underlying fundamentals of the business, or the identification of more attractive investment opportunity.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	at least 80% of the Fund's net assets in investments related to precious metals
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Geographic Emphasis Risk. A Fund that invests a significant portion of its assets in one country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund's investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions made by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. A single market, economic, or other occurrence affecting these issuers may have a greater negative effect on the Fund's return or net asset value than the return or net asset value of a "diversified" fund.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Subsidiary Risk. The value of the Fund's investment in its Cayman Islands subsidiary may be adversely impacted by the risks associated with the delivery, storage, maintenance and possible illiquidity of the precious metals or minerals in which the subsidiary invests, as well as by custody and transaction costs associated with the subsidiary's investments. In addition, changes in the laws or regulations of the United States or the Cayman Islands, under which the Fund and the subsidiary, respectively, are organized, could result in the inability of the Fund or the subsidiary to continue to operate as described in the prospectus and could negatively affect the Fund and its shareholders.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. A single market, economic, or other occurrence affecting these issuers may have a greater negative effect on the Fund's return or net asset value than the return or net asset value of a "diversified" fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2012  23.42%
Lowest Quarter: 2nd Quarter 2013 -34.60%
Year-to-date total return as of 6/30/2014 is 28.62%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2013
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Specialty Funds - Administrator Class) | (Wells Fargo Advantage Precious Metals Fund) | FTSE Gold Mines Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(52.25%)
5 Years	rr_AverageAnnualReturnYear05	(9.97%)
10 Years	rr_AverageAnnualReturnYear10	(2.24%)
(WFA Specialty Funds - Administrator Class) | (Wells Fargo Advantage Precious Metals Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
10 Years	rr_AverageAnnualReturnYear10	7.41%
(WFA Specialty Funds - Administrator Class) | (Wells Fargo Advantage Precious Metals Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.96%	[6]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	98
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	329
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	579
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,296
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Annual Return 2004	rr_AnnualReturn2004	(5.71%)
Annual Return 2005	rr_AnnualReturn2005	35.79%
Annual Return 2006	rr_AnnualReturn2006	36.57%
Annual Return 2007	rr_AnnualReturn2007	23.82%
Annual Return 2008	rr_AnnualReturn2008	(21.85%)
Annual Return 2009	rr_AnnualReturn2009	46.85%
Annual Return 2010	rr_AnnualReturn2010	37.99%
Annual Return 2011	rr_AnnualReturn2011	(15.92%)
Annual Return 2012	rr_AnnualReturn2012	(7.61%)
Annual Return 2013	rr_AnnualReturn2013	(48.54%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2014 is 28.62%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	28.62%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.42%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 2nd Quarter 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.60%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
1 Year	rr_AverageAnnualReturnYear01	(48.54%)
5 Years	rr_AverageAnnualReturnYear05	(4.13%)
10 Years	rr_AverageAnnualReturnYear10	3.20%
(WFA Specialty Funds - Administrator Class) | (Wells Fargo Advantage Precious Metals Fund) | Administrator Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
1 Year	rr_AverageAnnualReturnYear01	(48.62%)
5 Years	rr_AverageAnnualReturnYear05	(4.89%)
10 Years	rr_AverageAnnualReturnYear10	2.50%
(WFA Specialty Funds - Administrator Class) | (Wells Fargo Advantage Precious Metals Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
1 Year	rr_AverageAnnualReturnYear01	(27.41%)
5 Years	rr_AverageAnnualReturnYear05	(2.26%)
10 Years	rr_AverageAnnualReturnYear10	3.25%
(WFA Specialty Funds - Administrator Class) | (Wells Fargo Advantage Specialized Technology Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 132% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	132.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of technology companies;

  up to 50% of the Fund's total assets in equity securities of foreign issuers, including up to 15% of the Fund's total assets in equity securities of emerging markets issuers, directly or through ADRs and similar investments;

  up to 25% of the Fund's total assets in any one foreign country, although investments in Japan may exceed this limitation; and

  we may invest up to 15% of the Fund's total assets in equity securities of issuers with market capitalizations below $100 million at the time of purchase.

We invest principally in equity securities of global technology companies across all market capitalizations including common stocks and preferred stocks, warrants, convertible debt securities, ADRs (and similar investments), shares of other mutual funds, and shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets.

We define technology companies as those with revenues primarily generated by technology products and services, such as computer, software, communications equipment and services, semi-conductor, health care, biotechnology, defense and aerospace, energy equipment and services, nanotechnology, electric manufacturing services and others. We concentrate the Fund's investments in the technology sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

We evaluate the fundamental value and prospects for growth of individual companies and focus on technology companies that we expect will have higher than average rates of growth and strong potential for capital appreciation. We develop forecasts of economic growth, inflation, and interest rates that we use to identify regions and individual countries that are likely to offer the best investment opportunities. We may reduce or eliminate exposure to a stock when we identify a more attractive investment opportunity and/or when a company's fundamentals change.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	at least 80% of the Fund's net assets in equity securities of technology companies
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Convertible Securities Risk. A convertible security has characteristics of both equity and debt securities and, as a result, is exposed to risks that are typically associated with both types of securities. The market value of a convertible security tends to decline as interest rates increase but also tends to reflect changes in the market price of the common stock of the issuing company.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Geographic Emphasis Risk. A Fund that invests a significant portion of its assets in one country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund's investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions made by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. A single market, economic, or other occurrence affecting these issuers may have a greater negative effect on the Fund's return or net asset value than the return or net asset value of a "diversified" fund.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. A single market, economic, or other occurrence affecting these issuers may have a greater negative effect on the Fund's return or net asset value than the return or net asset value of a "diversified" fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009  21.82%
Lowest Quarter: 4th Quarter 2008 -23.69%
Year-to-date total return as of 6/30/2014 is 6.53%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2013
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Specialty Funds - Administrator Class) | (Wells Fargo Advantage Specialized Technology Fund) | S&P North American Technology TR Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	34.57%
5 Years	rr_AverageAnnualReturnYear05	23.09%
10 Years	rr_AverageAnnualReturnYear10	7.92%
(WFA Specialty Funds - Administrator Class) | (Wells Fargo Advantage Specialized Technology Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
10 Years	rr_AverageAnnualReturnYear10	7.41%
(WFA Specialty Funds - Administrator Class) | (Wells Fargo Advantage Specialized Technology Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.35%	[7]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	137
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	428
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	739
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,624
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Annual Return 2004	rr_AnnualReturn2004	18.08%
Annual Return 2005	rr_AnnualReturn2005	8.15%
Annual Return 2006	rr_AnnualReturn2006	6.25%
Annual Return 2007	rr_AnnualReturn2007	28.55%
Annual Return 2008	rr_AnnualReturn2008	(44.95%)
Annual Return 2009	rr_AnnualReturn2009	58.44%
Annual Return 2010	rr_AnnualReturn2010	27.16%
Annual Return 2011	rr_AnnualReturn2011	(10.08%)
Annual Return 2012	rr_AnnualReturn2012	12.78%
Annual Return 2013	rr_AnnualReturn2013	43.22%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2014 is 6.53%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.53%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.82%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.69%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
1 Year	rr_AverageAnnualReturnYear01	43.22%
5 Years	rr_AverageAnnualReturnYear05	23.95%
10 Years	rr_AverageAnnualReturnYear10	10.88%
(WFA Specialty Funds - Administrator Class) | (Wells Fargo Advantage Specialized Technology Fund) | Administrator Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
1 Year	rr_AverageAnnualReturnYear01	41.60%
5 Years	rr_AverageAnnualReturnYear05	23.40%
10 Years	rr_AverageAnnualReturnYear10	10.63%
(WFA Specialty Funds - Administrator Class) | (Wells Fargo Advantage Specialized Technology Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
1 Year	rr_AverageAnnualReturnYear01	25.72%
5 Years	rr_AverageAnnualReturnYear05	19.83%
10 Years	rr_AverageAnnualReturnYear10	9.06%
(WFA Specialty Funds - Administrator Class) | (Wells Fargo Advantage Utility and Telecommunications Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in common, preferred and convertible preferred stocks and investment grade bonds or convertible debentures of utility (water, gas, electric) and telecommunications companies;

  up to 35% of the Fund's total assets in convertible debentures of utility and telecommunications companies;

  up to 20% of this portion may be invested in convertible debentures rated below investment grade;

  up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments; and

  up to 20% of the Fund's total assets in emerging market equity securities.

We invest principally in securities of utility and telecommunications companies across all market capitalizations. We may also invest in equity securities of foreign issuers including ADRs and similar investments, which may be deemed either foreign or domestic issues. We concentrate the Fund's investments in the utility and telecommunications sectors, and because we retain flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified. For hedging purposes, the Fund may use derivative strategies such as buying or writing put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future.

We consider a number of factors when selecting utility and telecommunications company stocks such as a history of high dividends and profits; the size of the company's market and market share; competitive or technological advantages that may help the company in the future; potential merger activity; and the projected volatility of the company or industry. Our stock selection is based on a blended style of equity management that allows us to invest in both value- and growth-oriented equity securities. "Value" securities are securities which we believe are currently undervalued in the marketplace exhibiting, for example, low price to earnings and low price to cash flow multiples. "Growth" securities are securities of companies which we believe have potential earnings ranging from steady to accelerated growth. We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	at least 80% of the Fund's net assets in common, preferred and convertible preferred stocks and investment grade bonds or convertible debentures of utility (water, gas, electric) and telecommunications companies
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Convertible Securities Risk. A convertible security has characteristics of both equity and debt securities and, as a result, is exposed to risks that are typically associated with both types of securities. The market value of a convertible security tends to decline as interest rates increase but also tends to reflect changes in the market price of the common stock of the issuing company.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the adviser believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions made by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. A single market, economic, or other occurrence affecting these issuers may have a greater negative effect on the Fund's return or net asset value than the return or net asset value of a "diversified" fund.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. A single market, economic, or other occurrence affecting these issuers may have a greater negative effect on the Fund's return or net asset value than the return or net asset value of a "diversified" fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2004  12.87%
Lowest Quarter: 3rd Quarter 2008 -17.66%
Year-to-date total return as of 6/30/2014 is 14.12%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2013
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Specialty Funds - Administrator Class) | (Wells Fargo Advantage Utility and Telecommunications Fund) | S&P Utilities Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.21%
5 Years	rr_AverageAnnualReturnYear05	10.17%
10 Years	rr_AverageAnnualReturnYear10	9.23%
(WFA Specialty Funds - Administrator Class) | (Wells Fargo Advantage Utility and Telecommunications Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
10 Years	rr_AverageAnnualReturnYear10	7.41%
(WFA Specialty Funds - Administrator Class) | (Wells Fargo Advantage Utility and Telecommunications Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.96%	[6]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	98
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	329
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	579
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,296
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Annual Return 2004	rr_AnnualReturn2004	29.47%
Annual Return 2005	rr_AnnualReturn2005	20.45%
Annual Return 2006	rr_AnnualReturn2006	28.87%
Annual Return 2007	rr_AnnualReturn2007	18.90%
Annual Return 2008	rr_AnnualReturn2008	(30.72%)
Annual Return 2009	rr_AnnualReturn2009	19.06%
Annual Return 2010	rr_AnnualReturn2010	3.18%
Annual Return 2011	rr_AnnualReturn2011	16.47%
Annual Return 2012	rr_AnnualReturn2012	9.13%
Annual Return 2013	rr_AnnualReturn2013	18.47%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2014 is 14.12%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.12%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2004
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.87%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2004
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.66%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
1 Year	rr_AverageAnnualReturnYear01	18.47%
5 Years	rr_AverageAnnualReturnYear05	13.09%
10 Years	rr_AverageAnnualReturnYear10	11.84%
(WFA Specialty Funds - Administrator Class) | (Wells Fargo Advantage Utility and Telecommunications Fund) | Administrator Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
1 Year	rr_AverageAnnualReturnYear01	17.75%
5 Years	rr_AverageAnnualReturnYear05	12.55%
10 Years	rr_AverageAnnualReturnYear10	10.80%
(WFA Specialty Funds - Administrator Class) | (Wells Fargo Advantage Utility and Telecommunications Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
1 Year	rr_AverageAnnualReturnYear01	10.99%
5 Years	rr_AverageAnnualReturnYear05	10.55%
10 Years	rr_AverageAnnualReturnYear10	9.63%
(WFA Specialty Funds - Institutional Class) | (Wells Fargo Advantage Precious Metals Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2015
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in investments related to precious metals;

  any amount of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments;

  up to 40% of the Fund's total assets in emerging market equity securities; and

  up to 25% of the Fund's total assets, at the time of purchase, in debt securities linked to precious metals and common or preferred stocks of subsidiaries of the Fund that invest directly or indirectly in precious metals and minerals.

The Fund may invest in foreign securities, including ADRs and similar investments, which are typically denominated in non-U.S. currencies, and may also invest in U.S. securities. While we may invest in precious metals companies domiciled in any jurisdiction in the world, the Fund may concentrate its investments in a limited number of countries.

We invest principally in investments related to precious metals across all market capitalizations. These investments include equity securities of a wholly owned subsidiary of the Fund set up in the Cayman Islands that may invest directly in precious metals or minerals. We define precious metals companies as those that are engaged in, or which receive at least 50% of their revenues from the exploration, development, mining, processing, or dealing in gold or other precious metals and minerals, including, but not limited to, silver, platinum, and diamonds. We concentrate the Fund's investments in the precious metals sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

Primary emphasis is placed on precious metals related companies. The Fund's investment process takes a disciplined approach to risk management through top-down macroeconomic analysis and bottom-up stock selection. Among the macroeconomic influences considered include: geopolitical risks, the relative strength of the U.S. dollar, jewelry demand, inflation expectations, the seasonality of gold, investment demand and relative valuation levels for the precious metals universe. From a bottom-up perspective, management looks for high quality companies that are positioned to improve their relative value over time. We continually review the investments of the portfolio. Among the factors which may influence the reduction of a position are: the achievement of a valuation target, the deterioration in the underlying fundamentals of the business, or the identification of more attractive investment opportunity.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	at least 80% of the Fund's net assets in investments related to precious metals
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Geographic Emphasis Risk. A Fund that invests a significant portion of its assets in one country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund's investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions made by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. A single market, economic, or other occurrence affecting these issuers may have a greater negative effect on the Fund's return or net asset value than the return or net asset value of a "diversified" fund.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Subsidiary Risk. The value of the Fund's investment in its Cayman Islands subsidiary may be adversely impacted by the risks associated with the delivery, storage, maintenance and possible illiquidity of the precious metals or minerals in which the subsidiary invests, as well as by custody and transaction costs associated with the subsidiary's investments. In addition, changes in the laws or regulations of the United States or the Cayman Islands, under which the Fund and the subsidiary, respectively, are organized, could result in the inability of the Fund or the subsidiary to continue to operate as described in the prospectus and could negatively affect the Fund and its shareholders.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. A single market, economic, or other occurrence affecting these issuers may have a greater negative effect on the Fund's return or net asset value than the return or net asset value of a "diversified" fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2012  23.46%
Lowest Quarter: 2nd Quarter 2013 -34.58%
Year-to-date total return as of 6/30/2014 is 28.74%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2013
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Specialty Funds - Institutional Class) | (Wells Fargo Advantage Precious Metals Fund) | FTSE Gold Mines Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(52.25%)
5 Years	rr_AverageAnnualReturnYear05	(9.97%)
10 Years	rr_AverageAnnualReturnYear10	(2.24%)
(WFA Specialty Funds - Institutional Class) | (Wells Fargo Advantage Precious Metals Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
10 Years	rr_AverageAnnualReturnYear10	7.41%
(WFA Specialty Funds - Institutional Class) | (Wells Fargo Advantage Precious Metals Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.80%	[8]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	82
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	255
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	444
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	990
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Annual Return 2004	rr_AnnualReturn2004	(5.56%)
Annual Return 2005	rr_AnnualReturn2005	36.01%
Annual Return 2006	rr_AnnualReturn2006	36.78%
Annual Return 2007	rr_AnnualReturn2007	24.02%
Annual Return 2008	rr_AnnualReturn2008	(21.73%)
Annual Return 2009	rr_AnnualReturn2009	47.09%
Annual Return 2010	rr_AnnualReturn2010	38.21%
Annual Return 2011	rr_AnnualReturn2011	(15.73%)
Annual Return 2012	rr_AnnualReturn2012	(7.42%)
Annual Return 2013	rr_AnnualReturn2013	(48.46%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2014 is 28.74%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	28.74%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.46%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 2nd Quarter 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.58%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2000
1 Year	rr_AverageAnnualReturnYear01	(48.46%)
5 Years	rr_AverageAnnualReturnYear05	(3.95%)
10 Years	rr_AverageAnnualReturnYear10	3.38%
(WFA Specialty Funds - Institutional Class) | (Wells Fargo Advantage Precious Metals Fund) | Institutional Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2000
1 Year	rr_AverageAnnualReturnYear01	(48.54%)
5 Years	rr_AverageAnnualReturnYear05	(4.74%)
10 Years	rr_AverageAnnualReturnYear10	2.66%
(WFA Specialty Funds - Institutional Class) | (Wells Fargo Advantage Precious Metals Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2000
1 Year	rr_AverageAnnualReturnYear01	(27.36%)
5 Years	rr_AverageAnnualReturnYear05	(2.14%)
10 Years	rr_AverageAnnualReturnYear10	3.39%
(WFA Specialty Funds - Institutional Class) | (Wells Fargo Advantage Utility and Telecommunications Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2015
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in common, preferred and convertible preferred stocks and investment grade bonds or convertible debentures of utility (water, gas, electric) and telecommunications companies;

  up to 35% of the Fund's total assets in convertible debentures of utility and telecommunications companies;

  up to 20% of this portion may be invested in convertible debentures rated below investment grade;

  up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments; and

  up to 20% of the Fund's total assets in emerging market equity securities.

We invest principally in securities of utility and telecommunications companies across all market capitalizations. We may also invest in equity securities of foreign issuers including ADRs and similar investments, which may be deemed either foreign or domestic issues. We concentrate the Fund's investments in the utility and telecommunications sectors, and because we retain flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified. For hedging purposes, the Fund may use derivative strategies such as buying or writing put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future.

We consider a number of factors when selecting utility and telecommunications company stocks such as a history of high dividends and profits; the size of the company's market and market share; competitive or technological advantages that may help the company in the future; potential merger activity; and the projected volatility of the company or industry. Our stock selection is based on a blended style of equity management that allows us to invest in both value- and growth-oriented equity securities. "Value" securities are securities which we believe are currently undervalued in the marketplace exhibiting, for example, low price to earnings and low price to cash flow multiples. "Growth" securities are securities of companies which we believe have potential earnings ranging from steady to accelerated growth. We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	at least 80% of the Fund's net assets in common, preferred and convertible preferred stocks and investment grade bonds or convertible debentures of utility (water, gas, electric) and telecommunications companies
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Convertible Securities Risk. A convertible security has characteristics of both equity and debt securities and, as a result, is exposed to risks that are typically associated with both types of securities. The market value of a convertible security tends to decline as interest rates increase but also tends to reflect changes in the market price of the common stock of the issuing company.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the adviser believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions made by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. A single market, economic, or other occurrence affecting these issuers may have a greater negative effect on the Fund's return or net asset value than the return or net asset value of a "diversified" fund.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. A single market, economic, or other occurrence affecting these issuers may have a greater negative effect on the Fund's return or net asset value than the return or net asset value of a "diversified" fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2004  12.92%
Lowest Quarter: 3rd Quarter 2008 -17.62%
Year-to-date total return as of 6/30/2014 is 14.01%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2013
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Specialty Funds - Institutional Class) | (Wells Fargo Advantage Utility and Telecommunications Fund) | S&P Utilities Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.21%
5 Years	rr_AverageAnnualReturnYear05	10.17%
10 Years	rr_AverageAnnualReturnYear10	9.23%
(WFA Specialty Funds - Institutional Class) | (Wells Fargo Advantage Utility and Telecommunications Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
10 Years	rr_AverageAnnualReturnYear10	7.41%
(WFA Specialty Funds - Institutional Class) | (Wells Fargo Advantage Utility and Telecommunications Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.79%	[9]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	81
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	254
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	443
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	989
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Annual Return 2004	rr_AnnualReturn2004	29.69%
Annual Return 2005	rr_AnnualReturn2005	20.66%
Annual Return 2006	rr_AnnualReturn2006	29.09%
Annual Return 2007	rr_AnnualReturn2007	19.10%
Annual Return 2008	rr_AnnualReturn2008	(30.60%)
Annual Return 2009	rr_AnnualReturn2009	19.26%
Annual Return 2010	rr_AnnualReturn2010	3.43%
Annual Return 2011	rr_AnnualReturn2011	16.56%
Annual Return 2012	rr_AnnualReturn2012	9.31%
Annual Return 2013	rr_AnnualReturn2013	18.65%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2014 is 14.01%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.01%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2004
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.92%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2004
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.62%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb. 28, 1994
1 Year	rr_AverageAnnualReturnYear01	18.65%
5 Years	rr_AverageAnnualReturnYear05	13.27%
10 Years	rr_AverageAnnualReturnYear10	12.03%
(WFA Specialty Funds - Institutional Class) | (Wells Fargo Advantage Utility and Telecommunications Fund) | Institutional Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb. 28, 1994
1 Year	rr_AverageAnnualReturnYear01	17.88%
5 Years	rr_AverageAnnualReturnYear05	12.71%
10 Years	rr_AverageAnnualReturnYear10	10.97%
(WFA Specialty Funds - Institutional Class) | (Wells Fargo Advantage Utility and Telecommunications Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb. 28, 1994
1 Year	rr_AverageAnnualReturnYear01	11.13%
5 Years	rr_AverageAnnualReturnYear05	10.70%
10 Years	rr_AverageAnnualReturnYear10	9.78%
(WFA Specialty Funds - Investor Class) | (Wells Fargo Advantage Specialized Technology Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2015
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 132% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	132.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of technology companies;

  up to 50% of the Fund's total assets in equity securities of foreign issuers, including up to 15% of the Fund's total assets in equity securities of emerging markets issuers, directly or through ADRs and similar investments;

  up to 25% of the Fund's total assets in any one foreign country, although investments in Japan may exceed this limitation; and

  we may invest up to 15% of the Fund's total assets in equity securities of issuers with market capitalizations below $100 million at the time of purchase.

We invest principally in equity securities of global technology companies across all market capitalizations including common stocks and preferred stocks, warrants, convertible debt securities, ADRs (and similar investments), shares of other mutual funds, and shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets.

We define technology companies as those with revenues primarily generated by technology products and services, such as computer, software, communications equipment and services, semi-conductor, health care, biotechnology, defense and aerospace, energy equipment and services, nanotechnology, electric manufacturing services and others. We concentrate the Fund's investments in the technology sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

We evaluate the fundamental value and prospects for growth of individual companies and focus on technology companies that we expect will have higher than average rates of growth and strong potential for capital appreciation. We develop forecasts of economic growth, inflation, and interest rates that we use to identify regions and individual countries that are likely to offer the best investment opportunities. We may reduce or eliminate exposure to a stock when we identify a more attractive investment opportunity and/or when a company's fundamentals change.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	at least 80% of the Fund's net assets in equity securities of technology companies
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Convertible Securities Risk. A convertible security has characteristics of both equity and debt securities and, as a result, is exposed to risks that are typically associated with both types of securities. The market value of a convertible security tends to decline as interest rates increase but also tends to reflect changes in the market price of the common stock of the issuing company.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Geographic Emphasis Risk. A Fund that invests a significant portion of its assets in one country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund's investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions made by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. A single market, economic, or other occurrence affecting these issuers may have a greater negative effect on the Fund's return or net asset value than the return or net asset value of a "diversified" fund.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. A single market, economic, or other occurrence affecting these issuers may have a greater negative effect on the Fund's return or net asset value than the return or net asset value of a "diversified" fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2004  21.75%
Lowest Quarter: 4th Quarter 2008 -23.64%
Year-to-date total return as of 6/30/2014 is 6.35%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2013
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Specialty Funds - Investor Class) | (Wells Fargo Advantage Specialized Technology Fund) | S&P North American Technology TR Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	34.57%
5 Years	rr_AverageAnnualReturnYear05	23.09%
10 Years	rr_AverageAnnualReturnYear10	7.92%
(WFA Specialty Funds - Investor Class) | (Wells Fargo Advantage Specialized Technology Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
10 Years	rr_AverageAnnualReturnYear10	7.41%
(WFA Specialty Funds - Investor Class) | (Wells Fargo Advantage Specialized Technology Fund) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.54%	[10]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	157
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	493
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	852
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,865
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Investor Class
Annual Return 2004	rr_AnnualReturn2004	17.90%
Annual Return 2005	rr_AnnualReturn2005	8.11%
Annual Return 2006	rr_AnnualReturn2006	5.88%
Annual Return 2007	rr_AnnualReturn2007	28.47%
Annual Return 2008	rr_AnnualReturn2008	(45.00%)
Annual Return 2009	rr_AnnualReturn2009	58.23%
Annual Return 2010	rr_AnnualReturn2010	27.02%
Annual Return 2011	rr_AnnualReturn2011	(10.27%)
Annual Return 2012	rr_AnnualReturn2012	12.33%
Annual Return 2013	rr_AnnualReturn2013	42.93%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2014 is 6.35%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.35%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2004
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.75%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2004
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.64%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Apr. 08, 2005
1 Year	rr_AverageAnnualReturnYear01	42.93%
5 Years	rr_AverageAnnualReturnYear05	23.69%
10 Years	rr_AverageAnnualReturnYear10	10.69%
(WFA Specialty Funds - Investor Class) | (Wells Fargo Advantage Specialized Technology Fund) | Investor Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Apr. 08, 2005
1 Year	rr_AverageAnnualReturnYear01	41.28%
5 Years	rr_AverageAnnualReturnYear05	23.13%
10 Years	rr_AverageAnnualReturnYear10	10.44%
(WFA Specialty Funds - Investor Class) | (Wells Fargo Advantage Specialized Technology Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Apr. 08, 2005
1 Year	rr_AverageAnnualReturnYear01	25.57%
5 Years	rr_AverageAnnualReturnYear05	19.60%
10 Years	rr_AverageAnnualReturnYear10	8.89%

[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
[2]	The Adviser has committed through July 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.09% for Class A, 1.84% for Class B, and 1.84% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[3]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[4]	The Adviser has committed through July 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.50% for Class A, 2.25% for Class B, and 2.25% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[5]	The Adviser has committed through July 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.14% for Class A, 1.89% for Class B, and 1.89% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[6]	The Adviser has committed through July 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.95% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[7]	The Adviser has committed through July 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.35% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[8]	The Adviser has committed through July 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.79% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[9]	The Adviser has committed through July 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.78% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[10]	The Adviser has committed through July 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.53% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.